Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Net cash (used in)/generated from operating activities	¥ 3,111,438	$ 452,541	¥ 2,463,699	¥ 1,574,124
Net cash (used in)/generated from investing activities	(3,301,239)	(480,146)	(4,913,827)	(514,906)
Net cash generated from/(used in) financing activities	(543,968)	(79,116)	61,070	27,920
Effect of exchange rate changes on cash and cash equivalents and restricted cash	39,151	5,693	(2,584)	2,354
Cash and cash equivalents and restricted cash at beginning of year	911,588	132,585	3,303,230	2,213,738
Cash and cash equivalents and restricted cash at end of year	216,970	31,557	911,588	3,303,230
Parent Company [Member]
Net cash (used in)/generated from operating activities	14,214	2,067	(8,303)	(23,846)
Net cash (used in)/generated from investing activities	515,101	74,918	(77,005)	(86,743)
Net cash generated from/(used in) financing activities	(543,968)	(79,116)	61,070	25,420
Effect of exchange rate changes on cash and cash equivalents and restricted cash	1,040	151	(1,486)	5,864
Net decrease in cash and cash equivalents and restricted cash	(13,613)	(1,980)	(25,724)	(79,305)
Cash and cash equivalents and restricted cash at beginning of year	31,781	4,622	57,505	136,810
Cash and cash equivalents and restricted cash at end of year	¥ 18,168	$ 2,642	¥ 31,781	¥ 57,505